Property, Plant, and Equipment - Schedule of Property, Plant, and Equipment (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	$ 384.6	$ 361.5	$ 308.0
Accumulated depreciation	(284.0)	(259.5)	(223.5)
Property, plant, and equipment, net	100.6	102.0	84.5
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	7.5	7.5	7.5
Software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	218.5	197.4	162.1
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	118.8	120.3	102.4
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	$ 39.8	$ 36.3	$ 36.0